Acquisitions (Tables)	12 Months Ended
Apr. 30, 2014
Acquisitions [Abstract]
Estimated fair values of the assets acquired and liabilities assumed
Assets acquired:
Cash and cash equivalents	$1.2
Other current assets	42.6
Property, plant, and equipment	92.8
Goodwill	149.9
Intangible assets	138.9
Other noncurrent assets	0.9

Total assets acquired	$426.3

Liabilities assumed:
Current liabilities	$3.6
Noncurrent liabilities	2.1

Total liabilities assumed	$5.7

Net assets acquired	$420.6

Assets acquired:
Current assets	$34.0
Property, plant, and equipment	29.2
Goodwill	91.7
Intangible assets	213.5

Total assets acquired	$368.4

Liabilities assumed:
Current liabilities	$5.6

Total liabilities assumed	$5.6

Net assets acquired	$362.8

The purchase price allocated to the identifiable intangible assets
Intangible assets with finite lives:
Customer relationships (10-year useful life)	$92.0
Technology (10-year useful life)	23.8
Trademarks (6-year weighted-average useful life)	23.1

Total intangible assets	$138.9

Intangible assets with finite lives:
Customer relationships (19-year weighted-average useful life)	$147.8
Trademark (10-year useful life)	1.6
Intangible assets with indefinite lives:
Trademarks	64.1

Total intangible assets	$213.5